Loans and borrowings - Current liabilities - Unsecured bank loans (Details) - Unsecured bank loans			12 Months Ended
	Feb. 28, 2020 CNY (¥)	Dec. 17, 2019 CNY (¥)	Jun. 30, 2021 loan	Jun. 30, 2020 loan	Mar. 16, 2020 CNY (¥)
Disclosure of detailed information about borrowings
Number of loans obtained | loan			3	3
Aggregated amount | ¥	¥ 200,000,000	¥ 50,000,000			¥ 150,000,000
Term of debt	1 year	1 year
Interest rate	3.85%	4.15%			3.70%